Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 8 — Related Party Transactions

During the period from March 7, 2025 (inception) to December 31, 2025 and prior to the Closing, Twenty One Assets advanced a total of $15,600 to cover operating costs. These amounts were due on demand. At the Close of the Reverse Recapitalization, the balance of $15,600 was assumed and at December 31, 2025, the balance of $15,600 is eliminated in consolidation.